Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions

Note 3. Related Party Transactions

Convertible notes payable - related parties

As of December 31, 2025 and 2024, convertible notes payable – related parties (net of debt discount) totaled $500,000 and $500,000, respectively.

During the year ended December 31, 2022, Brian Thom, the Company’s Chief Executive Officer, converted $372,000 of a loan payable balance to a convertible note payable. The unpaid accrued interest on the loan payable was transferred to the convertible note payable. The note had an interest rate of 10%, an original issue discount (“OID”) of 7% and had a maturity date of December 31, 2023. At the option of the holder, the note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $28,000 of a debt discount related to the OID. As of December 31, 2025 and December 31, 2024, the remaining unamortized debt discount was $0 and $0, respectively. Accrued interest associated with the note was $209,447 and $139,334 as of December 31, 2025 and 2024, respectively.

During the year ended December 31, 2022, Robert Denser, a Director of the Company, loaned the Company $93,000 through a convertible note. The note had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. At the option of the holder, the note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $7,000 of a debt discount related to the OID. As of December 31, 2025 and December 31, 2024, the remaining unamortized debt discount was $0 and $0, respectively. Accrued interest associated with the note was $46,126 and $29,315 as of December 31, 2025 and 2024, respectively.

On December 15, 2023, the Company entered into amendments on the above convertible notes, which extended the maturity date to December 31, 2024 and increased the interest rate from 10% to 13%, effective January 1, 2024. On December 20, 2024, the Company entered into amendments on the above convertible notes, which extended the maturity date to December 31, 2026.

Interest expense – related party on the above convertible notes payable was $86,924 (including $0 of debt discount amortization related to the OID) and $76,924 (including $0 of debt discount amortization) during the year ended December 31, 2025 and 2024, respectively. Accrued interest – related party due to these convertible notes was $255,573 and $168,649, as of December 31, 2025 and 2024, respectively.

Note payable – related parties

During the year ended December 31, 2025, the Company’s Chief Executive Officer (CEO) advanced the Company $250,000 to secure a private investment, which is unsecured and non-interest bearing. This note payable was to be repaid from the proceeds of a private investment. In the event that the private investment or similar investment is not completed within 120 days of the execution of this note payable, then the CEO may, at his discretion, demand that the Company commit to apply not less than 25% of the net proceeds of any external capital raising activity (including but not limited to equity placements under any Equity Line of Credit then in effect) towards the repayment of the note payable until it is repaid in full. Any unpaid amounts under this note payable shall be due and payable upon the closing of a sale of all, or substantially, all of the assets of the Company. In addition, any amounts under this note payable unpaid on the seventh (7th) anniversary shall be due and payable one hundred twenty (120) days following demand for payment. As of December 31, 2025, the remaining principal balance due was $250,000.

The following represents the future aggregate maturities as of December 31, 2025 of the Company’s Note payable – related party:

Amount
2026	$-
2027	-
2028	-
2029	-
2030	-
Thereafter	250,000
Total	$250,000

Loans payable/advances - related parties

During the year ended December 31, 2025, the Company’s Chief Executive Officer advanced the Company $145,000 to pay for operating expenses, which was unsecured, non-interest bearing and due on demand. During the year ended December 31, 2025 the Company repaid $145,000 of the advance resulting in a $0 advance balance recorded in accrued liabilities –related parties on the balance sheet as of December 31, 2025.